Financial risk management - Disclosure of fair value measurement of assets and liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Total assets	€ 961,152	€ 1,124,210	€ 1,199,153
Total liabilities	1,061,742	1,052,713	1,112,186
Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	231	742	0
Total liabilities	30,979	0	176
Recurring fair value measurement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Total liabilities		0	176
Recurring fair value measurement | Public warrants
Disclosure of financial liabilities [line items]
Total liabilities		21,135
Recurring fair value measurement | Private warrants
Disclosure of financial liabilities [line items]
Total liabilities		9,844
Recurring fair value measurement | Interest rate swap
Disclosure of financial liabilities [line items]
Total liabilities			0
Derivative financial instruments | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	231	742	0
Level 1 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	0	0
Total liabilities	21,135	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Total liabilities		0	0
Level 1 | Recurring fair value measurement | Public warrants
Disclosure of financial liabilities [line items]
Total liabilities		21,135
Level 1 | Recurring fair value measurement | Private warrants
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 1 | Recurring fair value measurement | Interest rate swap
Disclosure of financial liabilities [line items]
Total liabilities			0
Level 1 | Derivative financial instruments | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	0	0
Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	231	742	0
Total liabilities	9,844	0	176
Level 2 | Recurring fair value measurement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Total liabilities		0	176
Level 2 | Recurring fair value measurement | Public warrants
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 2 | Recurring fair value measurement | Private warrants
Disclosure of financial liabilities [line items]
Total liabilities		9,844
Level 2 | Recurring fair value measurement | Interest rate swap
Disclosure of financial liabilities [line items]
Total liabilities			0
Level 2 | Derivative financial instruments | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	231	742	0
Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	0	0
Total liabilities	0	0	0
Level 3 | Recurring fair value measurement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Total liabilities		0	0
Level 3 | Recurring fair value measurement | Public warrants
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 3 | Recurring fair value measurement | Private warrants
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 3 | Recurring fair value measurement | Interest rate swap
Disclosure of financial liabilities [line items]
Total liabilities			0
Level 3 | Derivative financial instruments | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	€ 0	€ 0	€ 0